Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

July 31, 2024 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.1%
Health Care - 98.1%
4D Molecular Therapeutics, Inc.*	3,709	$65,761
89bio, Inc.*	9,744	89,255
AbCellera Biologics, Inc. (Canada)*	27,185	88,623
ACELYRIN, Inc.*(1)	20,763	124,578
Aerovate Therapeutics, Inc.*	3,683	6,703
Agenus, Inc.*(1)	5,658	34,174
Akero Therapeutics, Inc.*	3,677	98,286
Alector, Inc.*	18,362	110,172
Allogene Therapeutics, Inc.*	35,640	104,782
ALX Oncology Holdings, Inc.*	10,726	51,485
AnaptysBio, Inc.*	3,733	130,058
Annexon, Inc.*	15,063	96,554
Apogee Therapeutics, Inc.*	2,099	102,221
Applied Therapeutics, Inc.*	17,210	102,227
Arbutus Biopharma Corp.*	28,647	107,999
Arcellx, Inc.*	1,623	100,318
Arcturus Therapeutics Holdings, Inc.*	2,865	67,213
Arcus Biosciences, Inc.*(1)	5,325	87,383
Arcutis Biotherapeutics, Inc.*	9,692	97,598
Arrowhead Pharmaceuticals, Inc.*	3,416	97,561
Arvinas, Inc.*	3,423	94,167
Autolus Therapeutics PLC (United Kingdom)*(2)	19,984	93,725
Avidity Biosciences, Inc.*	2,265	103,239
Beam Therapeutics, Inc.*(1)	3,587	113,493
Belite Bio, Inc.*(1)(2)	1,807	89,447
Bicycle Therapeutics PLC (United Kingdom)*(2)	3,725	90,555
Biohaven Ltd.*	2,710	106,584
Cabaletta Bio, Inc.*	7,207	51,170
Cargo Therapeutics, Inc.*	5,269	89,731
Cassava Sciences, Inc.*(1)	4,551	101,123
Celcuity, Inc.*	5,901	108,165
Celldex Therapeutics, Inc.*	2,485	94,703
Centessa Pharmaceuticals PLC*(1)(2)	9,116	95,991
CG oncology, Inc.*	2,601	86,743
Cogent Biosciences, Inc.*	10,081	95,064
Compass Pathways PLC (United Kingdom)*(2)	13,044	99,526
Crinetics Pharmaceuticals, Inc.*	1,931	102,575
Cullinan Therapeutics, Inc.*	4,153	80,361
CureVac NV (Germany)*(1)	22,631	85,319
Cytokinetics, Inc.*	1,717	101,320
Denali Therapeutics, Inc.*	4,092	99,722
Dianthus Therapeutics, Inc.*	3,358	100,001
Disc Medicine, Inc.*	2,312	99,786
Dyne Therapeutics, Inc.*	2,687	115,299
Edgewise Therapeutics, Inc.*	5,054	86,070
Editas Medicine, Inc.*	16,489	89,205
Enliven Therapeutics, Inc.*	4,111	108,448
Erasca, Inc.*	41,526	130,807
Exscientia PLC (United Kingdom)*(1)(2)	19,018	100,605
Fulcrum Therapeutics, Inc.*	11,606	107,704
HilleVax, Inc.*	6,117	11,194
Ideaya Biosciences, Inc.*	2,325	100,091
IGM Biosciences, Inc.*(1)	11,401	127,235
Immatics NV (Germany)*	6,990	84,020
Immunome, Inc.*(1)	5,644	86,974
Immunovant, Inc.*(1)	3,403	98,925
Intellia Therapeutics, Inc.*(1)	3,487	91,394
iTeos Therapeutics, Inc.*	5,554	97,695
Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Janux Therapeutics, Inc.*	2,137	$86,762
Keros Therapeutics, Inc.*	1,829	91,743
Kura Oncology, Inc.*	4,197	87,340
Kymera Therapeutics, Inc.*(1)	2,596	119,935
Kyverna Therapeutics, Inc.*(1)	6,269	54,290
Larimar Therapeutics, Inc.*	9,342	78,379
Liquidia Corp.*	6,741	80,420
Longboard Pharmaceuticals, Inc.*	4,538	150,843
Lyell Immunopharma, Inc.*	34,952	56,273
MacroGenics, Inc.*	19,343	72,730
Merus NV (Netherlands)*	1,570	83,273
Mineralys Therapeutics, Inc.*	7,134	88,390
MoonLake Immunotherapeutics*	2,120	88,298
Morphic Holding, Inc.*	3,262	184,825
Neumora Therapeutics, Inc.*(1)	9,098	117,000
Neurogene, Inc.*(1)	2,156	88,698
Newamsterdam Pharma Co. NV (Netherlands)*	4,657	79,728
Nurix Therapeutics, Inc.*	5,411	118,393
Nuvalent, Inc. Class A*(1)	1,146	91,611
Nuvation Bio, Inc.*	30,276	115,957
Olema Pharmaceuticals, Inc.*	7,265	117,402
ORIC Pharmaceuticals, Inc.*(1)	11,787	132,014
Perspective Therapeutics, Inc.*	7,803	106,121
Pharvaris NV (Netherlands)*	5,001	85,717
Pliant Therapeutics, Inc.*	7,563	108,227
Praxis Precision Medicines, Inc.*	2,260	130,425
Precigen, Inc.*	53,250	80,940
Prime Medicine, Inc.*	11,459	64,285
Protagonist Therapeutics, Inc.*	2,635	98,654
Prothena Corp. PLC (Ireland)*	4,236	98,614
Recursion Pharmaceuticals, Inc. Class A*(1)	9,590	78,638
REGENXBIO, Inc.*	6,921	98,624
Relay Therapeutics, Inc.*	11,569	95,097
Replimune Group, Inc.*	9,569	95,690
REVOLUTION Medicines, Inc.*	2,278	103,968
Rocket Pharmaceuticals, Inc.*(1)	3,960	95,832
Sana Biotechnology, Inc.*	12,661	77,105
Savara, Inc.*	22,297	102,566
Scholar Rock Holding Corp.*	9,600	87,168
Scilex Holding Co. (Singapore)*(3)(4)	17,635	25,236
Silence Therapeutics PLC (United Kingdom)*(2)	4,591	94,116
Soleno Therapeutics, Inc.*	2,011	96,991
Spyre Therapeutics, Inc.*	2,797	76,917
Stoke Therapeutics, Inc.*	5,167	77,350
Structure Therapeutics, Inc.*(1)(2)	1,753	65,545
Summit Therapeutics, Inc.*(1)	11,190	120,852
Syndax Pharmaceuticals, Inc.*	4,373	99,267
Tango Therapeutics, Inc.*	10,790	106,282
Taysha Gene Therapies, Inc.*	21,709	47,977
Terns Pharmaceuticals, Inc.*	11,344	87,916
Tyra Biosciences, Inc.*	4,560	101,050
uniQure NV (Netherlands)*	17,243	132,081
Vaxcyte, Inc.*	1,223	96,482
Vera Therapeutics, Inc.*	2,420	88,548
Verve Therapeutics, Inc.*(1)	16,165	113,155
Viking Therapeutics, Inc.*	1,738	99,066
Vir Biotechnology, Inc.*	8,738	88,778
Viridian Therapeutics, Inc.*	6,884	115,995
WaVe Life Sciences Ltd.*	13,970	92,342
Xencor, Inc.*	4,248	86,744

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

July 31, 2024 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Xenon Pharmaceuticals, Inc. (Canada)*	2,380	$102,649
Zentalis Pharmaceuticals, Inc.*	9,509	36,990
Zymeworks, Inc.*	9,937	103,941
Total Health Care		11,329,372
Total Common Stocks
(Cost $12,467,161)		11,329,372
SECURITIES LENDING COLLATERAL - 7.6%
Money Market Fund - 7.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%(5)(6)
(Cost $875,541)	875,541	875,541

TOTAL INVESTMENTS - 105.7%
(Cost $13,342,702)		12,204,913
Liabilities in Excess of Other Assets - (5.7)%		(661,172)
Net Assets - 100.0%		$11,543,741

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,723,609; total market value of collateral held by the Fund was $1,727,739. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $852,198.
(2)	American Depositary Receipts.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Restricted security.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	The rate shown reflects the seven-day yield as of July 31, 2024.

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

July 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$11,304,136	$—	$25,236	$11,329,372
Money Market Fund	—	—	—	875,541
Total	$11,304,136	$—	$25,236	$12,204,913

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended July 31, 2024.